Commitments And Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
COMMITMENTS CONTRACTS SIGNED
Consulting fees expensed to MRI during the period	$ 180,000	$ 180,000
Company pays amortization expense	$ 158,559